Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital	$ 83,671	$ 69,937
Tier 1 Capital	94,445	75,716
Total Capital	107,175	87,987
Risk-weighted assets used in the calculation of capital ratios	$ 517,048	$ 460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	16.20%	15.20%
Tier 1 Capital ratio	18.30%	16.50%
Total Capital ratio	20.70%	19.10%
Leverage ratio	4.90%	4.80%
TLAC Ratio	35.20%	28.30%
TLAC Leverage Ratio	9.40%	8.20%